Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Summary of financial information for the company's segments

Summarized financial information for the Company’s segments is shown in the following tables:

	Three Months Ended March 31,
(in thousands)	2022	2021
Revenue
Patient services	$35,057	$29,622
Dispensary	18,679	17,618
Clinical trials & other	1,425	1,340
Consolidated revenue	55,161	48,580
Direct costs
Patient services	27,378	23,086
Dispensary	15,324	15,123
Clinical trials & other	137	169
Total segment direct costs	42,839	38,378
Depreciation expense
Patient services	250	127
Dispensary	—	—
Clinical trials & other	47	29
Total segment depreciation expense	297	156

Amortization of intangible assets
Patient services	621	560
Dispensary	—	—
Clinical trials & other	53	53
Total segment amortization	674	613
Operating income
Patient services	6,808	5,849
Dispensary	3,355	2,495
Clinical trials & other	1,188	1,089
Total segment operating income	11,351	9,433
Selling, general and administrative expense	29,806	11,178
Non-segment depreciation and amortization	16	8
Total consolidated operating loss	$(18,471)	$(1,753)

	March 31,	December 31,
(in thousands)	2022	2021
Assets
Patient services	$47,086	$44,223
Dispensary	6,172	4,277
Clinical trials & other	13,717	14,504
Non-segment assets	139,537	140,435
Total assets	$206,512	$203,439

Summarized financial information for the Company’s segments is shown in the following tables:

	Year Ended December 31,
(in thousands)	2021	2020
Revenue
Patient services	$124,074	$116,817
Dispensary	72,550	63,890
Clinical trials & other	6,379	6,808
Consolidated revenue	203,003	187,515
Direct costs
Patient services	99,401	95,747
Dispensary	62,102	53,907
Clinical trials & other	652	982
Total segment direct costs	162,155	150,636
Depreciation expense
Patient services	659	940
Dispensary	1	—
Clinical trials & other	123	7
Total segment depreciation expense	783	947
Amortization of intangible assets
Patient services	2,305	1,863
Dispensary	—	—
Clinical trials & other	211	213
Total segment amortization	2,516	2,076
Operating income
Patient services	21,709	18,267
Dispensary	10,447	9,983
Clinical trials & other	5,393	5,606
Total segment operating income	37,549	33,856
Selling, general and administrative expense	83,365	41,898
Non-segment depreciation and amortization	42	155
Total consolidated operating loss	$(45,858)	$(8,197)

(in thousands)	December 31, 2021	December 31, 2020
Assets
Patient services	$44,223	$36,446
Dispensary	4,277	4,319
Clinical trials & other	14,504	5,487
Non-segment assets	140,435	19,437
Total assets	$203,439	$65,689